UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2013. The net asset values (NAV) per share at that date were $13.10, $13.04 and $13.12 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2013
Cohen & Steers Preferred Securities and Income Fund—Class A	1.17%
Cohen & Steers Preferred Securities and Income Fund—Class C	0.79%
Cohen & Steers Preferred Securities and Income Fund—Class I	1.27%
BofA Merrill Lynch Fixed Rate Preferred Index[a]	0.36%
Blended benchmark—50% BofA Merrill Lynch US Capital Securities Index/50% BofA Merrill Lynch Fixed Rate Preferred Index[a]	0.27%
S&P 500 Index[a]	13.82%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares and 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The BofA Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities. The BofA Merrill Lynch US Capital Securities Index is a subset of the BofA Merrill Lynch US Corporate Index. The BofA Merrill Lynch US Corporate Index tracks the performance of US dollar denominated investment grade corporate debt publicly issued in the US domestic market. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Investment Review

Preferred securities began the first half of 2013 on a positive note, but then encountered headwinds that hindered financial markets broadly. Income-oriented assets, in particular, came under pressure in May and into June after the Federal Reserve (the Fed) suggested that further bond purchases under their quantitative easing program might be scaled back, depending on the pace of economic growth. Given the general improvement in U.S. economic data, the market anticipated a tapering in monetary stimulus sooner than previously thought.

In response, the benchmark 10-year Treasury yield moved sharply higher—reaching 2.6% on June 30, after entering the period at 1.8%. Preferreds declined in price in May and June, but it is not axiomatic that rising rates send preferreds lower, as their wide credit spreads can provide a cushion. For example, when Treasury yields rose from December 2012 through early March 2013 (from 1.6% to 2.0%), the BofA Fixed Rate Preferreds Index had a total return of about 2.0%, and preferreds' yield spreads tightened against Treasury yields. During that period, investors viewed rising rates as a sign of an improving economy, which is typically good for credit. By contrast, in June spreads did not narrow and even widened on many fixed income securities, including preferreds, but also investment-grade and high-yield corporate debt.

Investors' general aversion to bonds added pressure as bond mutual funds and exchange-traded funds saw large redemptions, which necessitated the selling of a range of holdings. In this environment, late-period returns were negative across most sectors of the preferreds' market, including financial preferreds that comprise the majority of the market, as well as non-financial companies such as real estate and utilities issuers. Broadly speaking, longer-duration securities declined the most, but selling was otherwise indiscriminate. Even many adjustable-rate preferreds were down, despite their normal insulation from rising interest rates.

Fund performance

The Fund had a modestly positive total return in the period and outperformed its benchmark. In general, our preference for higher-coupon securities aided relative returns, as did our overweight in institutional over-the-counter securities and underweight in retail exchange-traded securities. From a sector viewpoint, security selection in the insurance, real estate and banking groups contributed to relative performance, although our overweight in real estate preferreds partly diminished the benefit in that sector.

Impact of derivatives on Fund performance

The Fund used derivatives in the form of forward foreign currency exchange contracts in order to manage currency risk on certain Fund positions denominated in foreign currencies. These contracts did not have a material effect on the Fund's total return during the six-month period ended June 30, 2013.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Investment Outlook

The downdraft in preferreds has been somewhat rational in our view, as prospects for lower Fed accommodation has increased uncertainty. However, we believe the extent of repricing of many preferreds has led to a value entry point in many securities. With yield spreads already wide of historical levels before the selloff and even wider now, we believe many securities look quite compelling, even if we assume that Treasury yields will rise further.

On that front, we expect Treasury yields to rise over time, but to levels that would not threaten many of the values currently available in preferreds. We believe that the yield on the benchmark 10-year Treasury note could hover in the mid- to high-2% area by year end, as U.S. growth continues to improve modestly; and we think low 3% context is likely in 2014. However, we believe it is unlikely to be much higher given very low and generally declining inflation globally, as well as moderating economic growth in Asia and a tepid outlook for European economies. Growth in the U.S. could be a little stronger, but in our view GDP will probably not be strong enough to elicit materially higher rates that could affect the preferreds currently offering yields in the 6% to 8% range.

That said, our forecast for preferreds does take into account the cushioning effect of spread tightening that normally takes place as interest rates rise. While it occurred only to a very limited extent in May and June, we expect spread tightening to resume over time, particularly given the quickly improving fundamentals of the financial issuers that dominate the market. However, for the near term, we are cautious with respect to interest-rate risk and have been proactively positioning our investments to protect against a further increase in rates. We are employing various tools to manage this risk, including investing in lower duration preferred security structures, like floating rate and fixed-to-floating rate issues, buying securities that have relatively wide credit spreads and favoring higher-coupon over lower-coupon issues. In addition, we expect the high income rate offered by preferred securities—as well as the reinvestment of income—to help dampen the effects of any further price pressures over time.

We continue to find good value in many financial preferreds, with banks and insurance companies by far the dominant issuers in the space. However, we maintain allocations to non-financial sectors, including REIT and telecommunication issues, as we believe they also offer good value along with somewhat more modest supply, while providing sector diversification.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS
Co-chairman	Co-chairman

JOSEPH M. HARVEY	WILLIAM F. SCAPELL
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our website contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2013

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	7.81%[a]	10.21%[b]	—
1 Year (without sales charge)	12.01%	11.21%	12.39%
Since Inception[c] (with sales charge)	9.74%[a]	10.32%	—
Since Inception[c] (without sales charge)	11.07%	10.32%	11.44%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2013 prospectuses were as follows: Class A—1.22% and 1.10%; Class C—1.87% and 1.75%; and Class I—0.87% and 0.75%. Through June 30, 2015, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain the Fund's annual operating expenses as a percentage of average net assets at 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor and will terminate automatically in the event of termination of the investment advisory agreement between the advisor and the Fund.

a  Reflects a 3.75% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of May 3, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013—June 30, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period[a] January 1, 2013– June 30, 2013
Class A
Actual (1.17% return)	$1,000.00	$1,011.70	$5.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.34	$5.51
Class C
Actual (0.79% return)	$1,000.00	$1,007.90	$8.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75
Class I
Actual (1.27% return)	$1,000.00	$1,012.70	$3.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratios of 1.10%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.19%, 1.84% and 0.86%, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2013

Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JP Morgan Chase & Co., 7.90%, Series I	$79,293,405	3.3
Wells Fargo & Co., 7.98%, Series K	55,654,294	2.3
American General Institutional Capital A, 7.57%, due 12/1/45, 144A	49,437,150	2.0
General Electric Capital Corp., 7.125%, Series A	40,295,854	1.7
La Mondiale Vie, 7.625%, (France)	36,483,188	1.5
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)	36,350,565	1.5
Prudential Financial, 5.625%, due 6/15/43, (FRN)	35,541,938	1.5
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)	35,360,911	1.5
Countrywide Capital V, 7.00%, due 11/1/36	33,378,589	1.4
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A	32,919,625	1.4

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	36.5%
BANKS	11.8%
Ally Financial, 7.25%, due 2/7/33		368,166	$9,281,465
Ally Financial, 7.35%, due 8/8/32		252,185	6,352,540
Ally Financial, 7.30%, due 3/9/31, (PINES)		537,099	13,454,330
Astoria Financial Corp., 6.50%, Series C		150,700	3,722,290
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)		5,401	5,997,811
CoBank ACB, 6.25%, 144A ($100 Par Value)[a]		276,000	28,488,389
CoBank ACB, 6.125%, Series G ($100 Par Value)		172,450	17,169,553
Countrywide Capital IV, 6.75%, due 4/1/33		710,397	17,752,821
Countrywide Capital V, 7.00%, due 11/1/36		1,326,653	33,378,589
First Niagara Financial Group, 8.625%, Series B		229,881	6,551,609
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)		155,201	4,042,986
Goldman Sachs Group/The, 5.50%, Series J		1,153,515	27,845,852
HSBC USA, 3.50%, Series F (FRN)		579,800	13,045,500
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)		22,678	27,667,387
PNC Financial Services Group, 6.125%, Series P		840,506	22,601,206
PrivateBancorp, 7.125%, due 10/30/42		344,072	8,928,668
US Bancorp, 6.50%, Series F		130,399	3,664,212
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)		8,480	10,125,120
Zions Bancorp, 7.90%, Series F		462,800	13,180,544
Zions Bancorp, 6.30%, Series G		412,100	10,487,945
Zions Bancorp, 5.75%, Series H		77,567	1,815,068
			285,553,885

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
BANKS—FOREIGN	1.7%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)		406,946	$10,275,386
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)		305,822	7,673,074
Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)		462,264	9,813,865
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)		285,625	6,009,550
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)		370,000	8,062,300
			41,834,175
ELECTRIC—INTEGRATED	1.0%
Duke Energy Corp., 5.125%, due 1/15/73		126,579	3,110,046
Entergy Arkansas, 4.90%, due 12/1/52		168,417	3,652,965
Entergy Louisiana LLC, 5.25%, due 7/1/52		89,880	2,047,466
Interstate Power & Light Co., 5.10%, Series D		325,472	7,664,866
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G		36,310	879,791
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H		60,760	1,450,949
SCE Trust I, 5.625%		198,443	4,683,255
			23,489,338
FINANCE—INVESTMENT ADVISORY SERVICES	0.5%
Affiliated Managers Group, 6.375%, due 8/15/42		465,300	11,706,948
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
Stanley Black & Decker, 5.75%, due 7/25/52		156,769	3,834,570
INSURANCE	7.2%
LIFE/HEALTH INSURANCE	0.5%
Principal Financial Group, 5.563%, Series A ($100 Par Value)		70,000	6,849,066
Principal Financial Group, 6.518%, Series B (FRN)		257,964	6,660,630
			13,509,696
LIFE/HEALTH INSURANCE—FOREIGN	0.6%
Aegon NV, 6.875% (Netherlands)		311,120	7,756,222
Aegon NV, 7.25% (Netherlands)		302,830	7,604,061
			15,360,283

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
MULTI-LINE	1.5%
Allstate Corp/The, 5.10%, due 1/15/53		353,400	$9,043,506
Hanover Insurance Group/The, 6.35%, due 3/30/53		366,500	8,902,285
Hartford Financial Services Group, 7.875%, due 4/15/42		662,960	19,544,061
			37,489,852
MULTI-LINE—FOREIGN	2.4%
ING Groep N.V., 7.05% (Netherlands)		368,762	9,167,423
ING Groep N.V., 7.20% (Netherlands)		602,933	15,091,413
ING Groep N.V., 7.375% (Netherlands)		1,080,795	26,998,259
ING Groep N.V., 8.50% (Netherlands)		234,865	5,944,433
			57,201,528
REINSURANCE	0.6%
Reinsurance Group of America, 6.20%, due 9/15/42		550,000	14,300,000
REINSURANCE—FOREIGN	1.6%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)		700,345	17,858,797
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		202,107	5,335,625
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)[b]		256,140	6,695,500
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)		163,398	4,388,870
Montpelier Re Holdings Ltd., 8.875% (Bermuda)		140,175	3,809,957
			38,088,749
TOTAL INSURANCE			175,950,108
INTEGRATED TELECOMMUNICATIONS SERVICES	2.1%
Qwest Corp., 6.125%, due 6/1/53		997,706	24,044,714
Qwest Corp., 7.00%, due 4/1/52		326,609	8,442,843
Qwest Corp., 7.00%, due 7/1/52		200,376	5,195,750
Qwest Corp., 7.375%, due 6/1/51		228,874	6,056,006
Telephone & Data Systems, 6.875%, due 11/15/59		97,957	2,505,740
Telephone & Data Systems, 7.00%, due 3/15/60		158,181	4,084,233
			50,329,286
PIPELINES	0.4%
NuStar Logistics LP, 7.625%, due 1/15/43		335,800	8,797,960

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
REAL ESTATE	10.5%
DIVERSIFIED	4.5%
Colony Financial, 8.50%, Series A		383,197	$9,959,290
Coresite Realty Corp., 7.25%, Series A		406,311	10,340,615
Cousins Properties, 7.50%, Series B		83,350	2,110,422
Duke Realty Corp., 6.50%, Series K		125,000	3,120,000
DuPont Fabros Technology, 7.875%, Series A		318,329	8,165,139
Forest City Enterprises, 7.375%, due 2/1/34		445,000	11,400,900
Gramercy Property Trust, 8.125%, Series A		259,639	8,620,015
National Retail Properties, 5.70%		521,460	12,499,396
NorthStar Realty Finance Corp., 8.50%, Series D		333,800	8,278,240
Retail Properties of America, 7.00%		506,582	12,629,089
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)[a]		4,090	5,222,550
Urstadt Biddle Properties, 7.125%, Series F		232,000	6,006,480
Vornado Realty Trust, 6.625%, Series G		278,860	7,010,540
Winthrop Realty Trust, 7.75%, due 8/15/22		137,374	3,604,694
			108,967,370
HOTEL	2.1%
Chesapeake Lodging Trust, 7.75%, Series A		359,000	9,208,350
Hersha Hospitality Trust, 8.00%, Series B		156,569	4,016,778
Hersha Hospitality Trust, 6.875%, Series C		199,569	4,843,539
Hospitality Properties Trust, 7.125%, Series D		93,809	2,395,882
LaSalle Hotel Properties, 7.50%, Series H		99,900	2,597,400
LaSalle Hotel Properties, 6.375%, Series I		280,000	6,431,600
Pebblebrook Hotel Trust, 7.875%, Series A		240,977	6,226,846
Pebblebrook Hotel Trust, 6.50%, Series C		210,000	5,071,500
Summit Hotel Properties, 7.125%		177,800	4,311,650
Sunstone Hotel Investors, 8.00%, Series D		256,870	6,742,837
			51,846,382
INDUSTRIALS	0.2%
First Potomac Realty Trust, 7.75%, Series A		192,001	5,064,986
MORTGAGE	0.4%
Annaly Capital Management, 7.50%, Series D		346,700	8,539,221

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
OFFICE	0.8%
CommonWealth REIT, 6.50%, Series D (Convertible)		227,859	$5,252,150
Corporate Office Properties Trust, 7.375%, Series L		292,000	7,489,800
Hudson Pacific Properties, 8.375%, Series B		230,908	6,107,517
			18,849,467
RESIDENTIAL—MANUFACTURED HOME	0.2%
Equity Lifestyle Properties, 6.75%, Series C		226,688	5,846,284
SHOPPING CENTERS	2.3%
COMMUNITY CENTER	1.1%
Cedar Realty Trust, 7.25%, Series B		317,900	8,170,030
DDR Corp., 7.375%, Series H		99,103	2,487,485
DDR Corp., 6.50%, Series J		215,707	5,207,167
DDR Corp., 6.25%, Series K		81,933	1,942,631
Kite Realty Group Trust, 8.25%, Series A		103,490	2,664,868
Saul Centers, 6.875%, Series C		268,731	6,852,641
			27,324,822
FREE STANDING	0.1%
Realty Income Corp., 6.625%, Series F		91,200	2,348,400
REGIONAL MALL	1.1%
CBL & Associates Properties, 7.375%, Series D		277,509	7,020,978
Glimcher Realty Trust, 7.50%, Series H		214,700	5,403,999
Pennsylvania REIT, 8.25%, Series A		232,069	6,135,904
Taubman Centers, 6.50%, Series J		65,000	1,613,950
Taubman Centers, 6.25%, Series K		280,000	6,798,400
			26,973,231
TOTAL SHOPPING CENTERS			56,646,453
TOTAL REAL ESTATE			255,760,163
TRANSPORT—MARINE	0.7%
Seaspan Corp., 9.50%, Series C (Hong Kong)		357,226	9,623,668
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)		321,600	8,136,480
			17,760,148

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
UTILITIES	0.4%
PPL Capital Funding, 5.90%, due 4/30/73, Series B		395,908	$9,533,465
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$865,234,955)			884,550,046
PREFERRED SECURITIES—CAPITAL SECURITIES	59.7%
BANKS	13.5%
Bank of America Corp., 8.125%, Series M		5,350,000	6,046,121
Citigroup, 5.95%		18,650,000	18,581,927
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,678,750
Deutsche Bank Capital Funding Trust I, 3.254%, 144A (FRN)[a]		14,274,000	12,917,970
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144Aa		25,250,000	25,470,937
Farm Credit Bank of Texas, 10.00%, Series I		14,200	17,115,438
Goldman Sachs Capital I, 6.345%, due 2/15/34		21,390,000	20,610,527
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)		32,653,000	26,040,767
Goldman Sachs Capital III, 4.00%, Series F (FRN)		27,744,000	22,125,840
JP Morgan Chase & Co., 7.90%, Series I		70,100,000	79,293,405
M&T Capital Trust II, 8.277%, due 6/1/27[c]		6,000,000	6,060,000
PNC Financial Services Group, 6.75%		9,000,000	9,807,912
Regions Financial Corp., 7.375%, due 12/10/37		12,095,000	13,606,875
Wells Fargo & Co., 7.98%, Series K		49,170,000	55,654,294
Zions Bancorp, 5.80%		10,000,000	9,425,000
			326,435,763
BANKS—FOREIGN	16.2%
Abbey National Capital Trust I, 8.963%		11,232,000	13,590,720
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)[c]		14,200,000	13,525,500
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)[a]		27,800,000	30,371,500
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)		6,100,000	8,079,013
Barclays Bank PLC, 6.278% (United Kingdom)		5,550,000	5,150,794
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)		27,500,000	27,053,125
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)		23,000,000	22,913,750
Barclays Bank PLC, 6.86%, 144A (United Kingdom)[a]		21,438,000	21,384,405

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
BNP Paribas, 7.195%, 144A (France)[a]		18,500,000	$17,991,250
BPCE SA, 9.00%, (France) (EUR)		11,000,000	14,926,665
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)		9,804,000	10,311,357
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41		5,400,000	5,670,000
HBOS Capital Funding LP, 6.85% (United Kingdom)		32,636,000	29,935,371
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a]		25,554,000	36,350,565
KBC Bank NV, 8.00, due 1/25/23 (Belgium)		9,400,000	9,470,500
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)[a]		5,350,000	4,708,000
Rabobank Nederland, 8.40% (Netherlands)		24,150,000	25,804,275
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]		15,550,000	20,066,979
RBS Capital Trust B, 6.80% (United Kingdom)		12,000,000	10,512,000
RBS Capital Trust II, 6.425%		15,428,000	12,496,680
Royal Bank of Scotland Group PLC, 5.50% (United Kingdom) (EUR)		4,500,000	4,000,034
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)[a]		4,000,000	4,980,000
Societe Generale SA, 8.875% (France) (GBP)		5,442,000	8,517,041
Standard Chartered PLC, 7.014%, 144A (United Kingdom)[a]		9,250,000	9,369,667
UBS AG, 7.625%, due 8/17/22 (Switzerland)		24,000,000	26,382,600
			393,561,791
ELECTRIC—INTEGRATED	0.4%
Electricite de France SA, 5.25%, 144A (FRN) (France)[a]		10,000,000	9,577,650
FINANCE	4.6%
DIVERSIFIED FINANCIAL SERVICES	4.5%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)		17,433,000	17,302,253
General Electric Capital Corp., 7.125%, Series A		35,600,000	40,295,854
General Electric Capital Corp., 6.25%, Series B		24,600,000	26,247,683
General Electric Capital Corp., 5.25%, Series C		12,000,000	11,490,000
JPMorgan Chase & Co., 5.15%, Series Q		13,438,000	12,866,885
			108,202,675

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
INVESTMENT BANKER/BROKER	0.1%
Charles Schwab Corp., 7.00%		2,700,000	$3,024,000
TOTAL FINANCE			111,226,675
INSURANCE	19.1%
LIFE/HEALTH INSURANCE	7.8%
American General Institutional Capital A, 7.57%, due 12/1/45, 144Aa		41,370,000	49,437,150
American General Institutional Capital B, 8.125%, due 3/15/46, 144Aa		8,450,000	10,245,625
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Aa		4,800,000	4,956,000
ING US, 5.65%, due 5/15/53, 144Aa		12,030,000	11,338,275
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144Aa		21,462,000	25,666,556
MetLife Capital Trust X, 9.25%, due 4/8/38, 144Aa		24,845,000	32,919,625
Provident Financing Trust I, 7.405%, due 3/15/38		18,650,000	20,265,780
Prudential Financial, 5.625%, due 6/15/43, (FRN)		36,175,000	35,541,938
			190,370,949
LIFE/HEALTH INSURANCE—FOREIGN	3.8%
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)[a]		13,000,000	14,029,015
Friends Life Group PLC, 7.875% (United Kingdom)		10,500,000	10,880,625
La Mondiale Vie, 7.625% (France)[c]		35,550,000	36,483,188
Prudential PLC, 7.75% (United Kingdom)		6,155,000	6,549,689
Scottish Widows PLC, 7.00%, due 6/16/43 (United Kingdom) (GBP)		15,901,000	23,611,879
			91,554,396
MULTI-LINE	1.1%
American International Group, 8.175%, due 5/15/58, (FRN)		21,759,000	26,654,775
MULTI-LINE—FOREIGN	1.9%
Aviva PLC, 8.25% (United Kingdom)		10,366,000	10,980,186
AXA SA, 8.60%, due 12/15/30 (France)		7,000,000	8,487,500
AXA SA, 6.379%, 144A (France)[a]		10,250,000	10,019,375
AXA SA, 6.463%, 144A (France)[a]		10,300,000	10,132,625
Cloverie PLC, 8.25% (Ireland)		5,800,000	6,590,267
			46,209,953

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
PROPERTY CASUALTY	1.1%
Liberty Mutual Group, 7.00%, due 3/15/37, 144Aa		5,505,000	$5,587,575
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa		17,092,000	20,125,830
			25,713,405
PROPERTY CASUALTY—FOREIGN	1.1%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)[a]		15,036,000	16,314,060
Sompo Japan Insurance, 5.325%, due 3/28/73, 144A (Japan)[a]		11,100,000	10,320,036
			26,634,096
REINSURANCE—FOREIGN	2.3%
Aquarius + Investments PLC, 8.25% (Switzerland)		15,480,000	16,602,300
Catlin Insurance Co., 7.249%, 144A (Bermuda)[a]		24,850,000	25,595,500
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)[a]		13,750,000	14,541,835
			56,739,635
TOTAL INSURANCE			463,877,209
INTEGRATED TELECOMMUNICATIONS SERVICES	1.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)[a]		28,162	35,360,911
OIL & GAS EXPLORATION & PRODUCTION	0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)		5,000,000	6,745,798
PIPELINES	2.7%
DCP Midstream LLC, 5.85%, due 5/21/43, 144Aa		11,550,000	11,145,750
El Paso LLC, 8.05%, due 10/15/30, Series GMTN		4,600,000	4,917,174
Enbridge Energy Partners LP, 8.05%, due 10/1/37		19,403,000	22,085,465
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B		12,425,000	13,960,730
Enterprise Products Operating LP, 8.375%, due 8/1/66		12,326,000	13,752,895
			65,862,014
UTILITIES	1.4%
ELECTRIC UTILITIES	0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D		12,200,000	13,493,176

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

		Number of Shares	Value
MULTI-UTILITIES	0.9%
Dominion Resources, 7.50%, due 6/30/66, Series A		7,495,000	$8,137,539
PPL Capital Funding, 6.70%, due 3/30/67, Series A		12,638,000	13,059,464
			21,197,003
TOTAL UTILITIES			34,690,179
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,407,755,670)			1,447,337,990
		Principal Amount
CORPORATE BONDS	0.8%
INSURANCE—PROPERTY CASUALTY	0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		$8,400,000	8,893,743
INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Citizens Communications Co., 9.00%, due 8/15/31		10,850,000	10,795,750
TOTAL CORPORATE BONDS (Identified cost—$19,067,927)			19,689,493
		Number of Shares
SHORT-TERM INVESTMENTS	3.0%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%[d]		36,750,000	36,750,000
Federated Government Obligations Fund, 0.01%[d]		36,750,000	36,750,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$73,500,000)			73,500,000
TOTAL INVESTMENTS (Identified cost—$2,365,558,552)	100.0%		2,425,077,529
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(28,794)
NET ASSETS	100.0%		$2,425,048,735

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	EUR	19,549,877	USD	25,342,877	7/2/13	$(104,210)
Brown Brothers Harriman	EUR	6,624,623	USD	8,726,947	7/2/13	104,010
Brown Brothers Harriman	GBP	28,453,255	USD	43,134,053	7/2/13	(141,912)
Brown Brothers Harriman	USD	8,722,829	GBP	5,667,634	7/2/13	(102,643)
Brown Brothers Harriman	USD	2,414,795	GBP	1,567,387	7/2/13	(30,878)
Brown Brothers Harriman	USD	34,016,118	EUR	26,174,500	7/2/13	53,905
Brown Brothers Harriman	USD	32,188,124	GBP	21,218,234	7/2/13	83,739
Brown Brothers Harriman	EUR	25,949,250	USD	33,724,294	8/2/13	(56,685)
Brown Brothers Harriman	GBP	21,102,514	USD	32,002,722	8/2/13	(86,384)
						$(281,058)

Glossary of Portfolio Abbreviations

EUR   Euro Currency

FRN   Floating Rate Note

GBP   Great British Pound

PINES   Public Income Notes

REIT   Real Estate Investment Trust

TruPS   Trust Preferred Securities

USD   United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 22.4% of the net assets of the Fund, of which 0.0% are illiquid.

b  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $5,358,700 in aggregate has been segregated as collateral.

c  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 2.3% of the net assets of the Fund.

d  Rate quoted represents the seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$2,365,558,552)	$2,425,077,529
Cash	4,562,386
Receivable for:
Dividends and interest	28,906,499
Investment securities sold	16,143,406
Fund shares sold	12,206,387
Unrealized appreciation on forward foreign currency exchange contracts	241,654
Other assets	8,820
Total Assets	2,487,146,681
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	522,712
Payable for:
Investment securities purchased	39,111,976
Fund shares redeemed	13,750,611
Dividends declared	7,347,101
Investment management fees	936,966
Administration fees	101,505
Shareholder servicing fees	72,566
Distribution fees	53,002
Directors' fees	4,046
Other liabilities	197,461
Total Liabilities	62,097,946
NET ASSETS	$2,425,048,735
NET ASSETS consist of:
Paid-in capital	$2,359,948,438
Dividends in excess of net investment income	(14,356,346)
Accumulated undistributed net realized gain	20,234,187
Net unrealized appreciation	59,222,456
$2,425,048,735

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2013 (Unaudited)

CLASS A SHARES:
NET ASSETS	$446,058,384
Shares issued and outstanding ($0.001 par value common stock outstanding)	34,050,736
Net asset value and redemption price per share	$13.10
Maximum offering price per share ($13.10 ÷ 0.9625)[a]	$13.61
CLASS C SHARES:
NET ASSETS	$497,650,149
Shares issued and outstanding ($0.001 par value common stock outstanding)	38,155,843
Net asset value and offering price per share[b]	$13.04
CLASS I SHARES:
NET ASSETS	$1,481,340,202
Shares issued and outstanding ($0.001 par value common stock outstanding)	112,949,627
Net asset value, offering and redemption price per share	$13.12

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividend income (net of $38,286 of foreign withholding tax)	$27,231,141
Interest income (net of $16,173 of foreign withholding tax)	40,357,718
Total Investment Income	67,588,859
Expenses:
Investment management fees	7,756,144
Distribution fees—Class A	578,170
Distribution fees—Class C	1,738,109
Shareholder servicing fees—Class A	231,268
Shareholder servicing fees—Class C	579,370
Shareholder servicing fees—Class I	80,748
Administration fees	763,676
Transfer agent fees and expenses	300,582
Registration and filing fees	159,730
Custodian fees and expenses	115,626
Directors' fees and expenses	68,963
Professional fees	68,638
Shareholder reporting expenses	39,303
Line of credit fees	15,082
Miscellaneous	43,253
Total Expenses	12,538,662
Reduction of Expenses (See Note 2)	(1,101,592)
Net Expenses	11,437,070
Net Investment Income	56,151,789
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20,194,827
Foreign currency transactions	947,290
Net realized gain	21,142,117
Net change in unrealized appreciation (depreciation) on:
Investments	(68,316,038)
Foreign currency translations	290,941
Net change in unrealized appreciation (depreciation)	(68,025,097)
Net realized and unrealized loss	(46,882,980)
Net Increase in Net Assets Resulting from Operations	$9,268,809

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
Change in Net Assets:
From Operations:
Net investment income	$56,151,789	$69,589,821
Net realized gain	21,142,117	16,985,964
Net change in unrealized appreciation (depreciation)	(68,025,097)	145,163,948
Net increase in net assets resulting from operations	9,268,809	231,739,733
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,951,133)	(15,316,059)
Class C	(12,704,941)	(14,952,881)
Class I	(42,302,476)	(42,485,526)
Net realized gain:
Class A	—	(2,663,280)
Class C	—	(2,822,876)
Class I	—	(6,744,681)
Tax return of capital:
Class A	—	(489,660)
Class C	—	(533,211)
Class I	—	(1,287,349)
Total dividends and distributions to shareholders	(68,958,550)	(87,295,523)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	678,174,243	959,943,211
Total increase in net assets	618,484,502	1,104,387,421
Net Assets:
Beginning of period	1,806,564,233	702,176,812
End of period[a]	$2,425,048,735	$1,806,564,233

a  Includes dividends in excess of net investment income of $14,356,346 and $1,549,585, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,		For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.34	$11.69	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.33	0.71	0.75	0.53
Net realized and unrealized gain (loss)	(0.17)	1.80	(0.35)	0.52
Total income (loss) from investment operations	0.16	2.51	0.40	1.05
Less dividends and distributions to shareholders from:
Net investment income	(0.40)	(0.73)	(0.70)	(0.34)
Net realized gain	—	(0.11)	—	(0.04)
Tax return of capital	—	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.40)	(0.86)	(0.81)	(0.41)
Redemption fees retained by the Fund	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.24)	1.65	(0.41)	0.64
Net asset value, end of period	$13.10	$13.34	$11.69	$12.10
Total investment return[d,e]	1.17%[f]	22.04%	3.32%	9.22%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$446.1	$413.6	$136.4	$50.4
Ratio of expenses to average daily net assets (before expense reduction)	1.19%[g]	1.22%[h]	1.29%[h]	1.67%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.10%[g]	1.10%[h]	1.06%[h]	0.85%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	4.86%[g]	5.45%[h]	5.95%[h]	5.71%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.95%[g]	5.57%[h]	6.18%[h]	6.53%[g,h]
Portfolio turnover rate	25%[f]	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,		For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.29	$11.65	$12.06	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.29	0.63	0.67	0.49
Net realized and unrealized gain (loss)	(0.18)	1.79	(0.34)	0.49
Total income (loss) from investment operations	0.11	2.42	0.33	0.98
Less dividends and distributions to shareholders from:
Net investment income	(0.36)	(0.65)	(0.63)	(0.31)
Net realized gain	—	(0.11)	—	(0.04)
Tax return of capital	—	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.36)	(0.78)	(0.74)	(0.38)
Redemption fees retained by the Fund	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.25)	1.64	(0.41)	0.60
Net asset value, end of period	$13.04	$13.29	$11.65	$12.06
Total investment return[d,e]	0.79%[f]	21.31%	2.69%	8.62%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$497.6	$410.5	$152.1	$48.4
Ratio of expenses to average daily net assets (before expense reduction)	1.84%[g]	1.87%[h]	1.94%[h]	2.32%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.75%[g]	1.75%[h]	1.71%[h]	1.50%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	4.24%[g]	4.82%[h]	5.36%[h]	5.22%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.33%[g]	4.94%[h]	5.59%[h]	6.04%[g,h]
Portfolio turnover rate	25%[f]	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,		For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.36	$11.70	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.36	0.76	0.80	0.58
Net realized and unrealized gain (loss)	(0.17)	1.80	(0.35)	0.49
Total income (loss) from investment operations	0.19	2.56	0.45	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.43)	(0.77)	(0.74)	(0.36)
Net realized gain	—	(0.11)	—	(0.04)
Tax return of capital	—	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.43)	(0.90)	(0.85)	(0.43)
Redemption fees retained by the Fund	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	(0.24)	1.66	(0.40)	0.64
Net asset value, end of period	$13.12	$13.36	$11.70	$12.10
Total investment return[d]	1.27%[e,f]	22.52%	3.74%	9.39%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,481.3	$982.4	$413.7	$65.1
Ratio of expenses to average daily net assets (before expense reduction)	0.86%[g]	0.87%[h]	0.94%[h]	1.32%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	0.75%[g]	0.75%[h]	0.71%[h]	0.50%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	5.27%[g]	5.83%[h]	6.47%[h]	6.43%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.38%[g]	5.95%[h]	6.70%[h]	7.25%[g,h]
Portfolio turnover rate	25%[e]	39%	44%	31%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  The net asset value (NAV) disclosed in the June 30, 2013, semi-annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on June 30, 2013. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on June 30, 2013.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2013, there were $5,222,550 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of June 30, 2013.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)[a]
Preferred Securities—$25 Par Value—Banks	$285,553,885	$239,895,943	$45,657,942	$—
Preferred Securities—$25 Par Value—Other Industries	598,996,161	598,996,161	—	—
Preferred Securities—Capital Securities—Banks	326,435,763	—	320,375,763	6,060,000	[b]
Preferred Securities—Capital Securities—Banks— Foreign	393,561,791	—	370,565,791	22,996,000	[b]
Preferred Securities—Capital Securities—Insurance— Life/Health Insurance— Foreign	91,554,396	—	55,071,208	36,483,188	[b]
Preferred Securities—Capital Securities—Other Industries	635,786,040	—	635,786,040	—
Corporate Bonds	19,689,493	—	19,689,493	—
Money Market Funds	73,500,000	—	73,500,000	—
Total Investments[c]	$2,425,077,529	$838,892,104	$1,520,646,237	$65,539,188
Forward foreign currency exchange contracts	$241,654	$—	$241,654	$—
Total Appreciation in Other Financial Instruments[c]	$241,654	$—	$241,654	$—
Forward foreign currency exchange contracts	$(522,712)	$—	$(522,712)	$—
Total Depreciation in Other Financial Instruments[c]	$(522,712)	$—	$(522,712)	$—

a  Certain of the Fund's investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

b  Valued utilizing broker quotes.

c  Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities— Capital Securities— Banks	Preferred Securities— Capital Securities— Banks— Foreign	Preferred Securities— Capital Securities— Insurance— Life/Health Insurance— Foreign
Balance as of December 31, 2012	$17,727,812	$17,727,812	$—	$—
Purchases	59,926,191	—	23,733,875	36,192,316
Amortization	(17,337)	—	(2,031)	(15,306)
Change in unrealized appreciation (depreciation)	(1,042,040)	(612,374)	(735,844)	306,178
Transfers into Level 3[a]	6,060,000	6,060,000	—	—
Transfers out of Level 3[b]	(17,115,438)	(17,115,438)	—	—
Balance as of June 30, 2013	$65,539,188	$6,060,000	$22,996,000	$36,483,188

The change in unrealized appreciation/(depreciation) attributable to securities owned on June 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(429,665).

a  As of December 31, 2012, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments.

b  As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2013, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2013, and through June 30, 2015, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the six months ended June 30, 2013, fees waived and/or expenses reimbursed totaled $1,101,592.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee,

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2013, the Fund incurred $554,010 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class C shares.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2013, the Fund has been advised that the distributor received $271,957 in sales commissions from the sale of Class A shares and $357,640 and $59,700 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor, which was reimbursed by the Fund, in the amount of $14,482 for the six months ended June 30, 2013.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2013, totaled $1,189,857,965 and $547,823,943, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2013 and the effect of derivatives held during the six months ended June 30, 2013, along with the respective location in the financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$241,654	Unrealized depreciation	$522,712

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations
Derivatives	Location	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$966,371	$331,979

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the six months ended June 30, 2013:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$52,375,050
Ending Notional Amount	$65,727,016

Note 5. Income Tax Information

As of June 30, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,365,558,552
Gross unrealized appreciation	$83,947,126
Gross unrealized depreciation	(24,428,149)
Net unrealized appreciation	$59,518,977

The Fund incurred net ordinary capital losses of $506,132 after October 31, 2012, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class A:
Sold	13,775,344	$187,194,999	25,418,970	$325,040,045
Issued as reinvestment of dividends and distributions	705,978	9,515,507	1,043,170	13,406,946
Redeemed	(11,428,798)	(152,942,271)	(7,128,433)	(91,654,478)
Net increase	3,052,524	$43,768,235	19,333,707	$246,792,513
Class C:
Sold	9,906,389	$134,125,372	19,931,667	$252,206,078
Issued as reinvestment of dividends and distributions	418,041	5,607,773	560,528	7,183,060
Redeemed	(3,068,297)	(41,169,657)	(2,645,525)	(33,971,664)
Net increase	7,256,133	$98,563,488	17,846,670	$225,417,474
Class I:
Sold	62,958,239	$854,435,636	59,825,821	$765,409,444
Subscriptions in-kind[a]	—	—	342,468	4,291,121
Issued as reinvestment of dividends and distributions	1,072,966	14,483,369	1,201,092	15,472,775
Redeemed	(24,640,555)	(333,076,485)	(23,155,734)	(297,440,116)
Net increase	39,390,650	$535,842,520	38,213,647	$487,733,224

a  Certain shareholders of the Fund were permitted to purchase shares in-kind.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 24, 2014. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2013, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2013 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreements (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 12, 2013 and at a meeting held in person on June 18, 2013, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2014 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Investment Advisor and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors noted that the Fund has been in existence for approximately three years and considered the investment performance of the Fund compared to Peer Funds and compared to a relevant blended benchmark index. The Board of Directors noted that the Fund outperformed the Peer Funds' median and a blended benchmark for the one-year period ended March 31, 2013, ranking the Fund in the first quintile. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the period. The Board of Directors also considered information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other funds and products investing in preferred securities. The Board of Directors further considered the Fund's performance versus a group of open-end funds compiled by the Investment Advisor, and noted that the Fund outperformed the median of the group for the one-year period ended March 31, 2013, ranking first in the group. At the Investment Advisor's request, a supplemental peer group was compiled consisting of Class I share (or equivalent) preferred securities funds, as a result of a shift by distribution partners offering the lowest fee share classes to their clients. The Board of Directors noted that the Fund outperformed the supplemental peer group median for the one-year period ended March 31, 2013. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and contractual management fee were at the median of the Peer Funds, ranking in the third quintile for each. The Board of Directors also noted that the Fund's net expense ratio was higher than the Peer Funds median, ranking in the fourth quintile. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors further considered the Fund's expenses versus a group of open-end funds selected by the Investment Advisor, noting that the Fund's actual advisory fee and contractual advisory fee were at the median, but

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

that the total expense ratio was lower than the median. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors noted the limited utility of the comparisons, as there are only two other diversified preferred securities registered investment companies. Nonetheless, the Board of Directors noted that the Fund's fees and expenses were reasonable considering those of the comparison funds.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationships with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements, as well as the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SPRL, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

  Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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CPXAXSAR

Semiannual Report June 30, 2013

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: August 23, 2013